Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation from the financial statements to the Form 5500 of net assets available for plan benefits:

	As of December 31,
	2025	2024

Net assets available as reported in the financial statements	$1,142,815	$1,025,322
Deemed distributions (1)	(35)	(8)
Net assets available as reported in the Form 5500	$1,142,780	$1,025,314

The following is a reconciliation from the financial statements to the Form 5500 of the increase in net assets available for plan benefits:

Year ended
December 31, 2025

Increase in net assets as reported in the financial statements	$117,493
Deemed distributions reported in 2025 Form 5500 (1)	(35)
Deemed distributions reported in 2024 Form 5500 (1)	8
Increase in net assets as reported in the Form 5500	$117,466

(1)    Deemed distributions represent defaulted loan balances for which there were no post-default payment activity. These distributions are not included in the loan balance, and in turn, are not included in the net assets available for plan benefits, for reporting purposes in the Form 5500 but are reflected in the total loan balance for financial statement reporting purposes.